Going Concern - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Liquidity Disclosure Going Concern [Abstract]
Net loss	$ (57,899,169)	$ (21,727,818)
Accumulated deficit	$ (121,903,865)	$ (64,004,696)